Goodwill - Goodwill (Detail) - Goodwill [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill at beginning of period	€ 7,731	€ 8,898
Acquisitions through business combinations, intangible assets and goodwill	465	1,548
Decrease through classified as held for sale, intangible assets and goodwill	3	1,878
Increase (decrease) through net exchange differences, intangible assets and goodwill	310	(836)
Intangible assets and goodwill at end of period	8,503	7,731
Accumulated impairment [member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill at beginning of period	(1,343)	(2,253)
Intangible assets and goodwill at end of period	(1,405)	(1,343)
Gross carrying amount [member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill at beginning of period	9,074	11,151
Intangible assets and goodwill at end of period	€ 9,908	€ 9,074